NON-CONTROLLING INTERESTS - Summarized Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Noncontrolling Interests
Revenue	Rp 149,216	$ 9,690	Rp 147,306	Rp 143,210
Other expense - net	259	15	35	162
Profit before income tax	40,855	2,652	36,430	43,739
Income tax expense - net	(8,787)	(570)	(8,710)	(9,640)
PROFIT FOR THE YEAR	32,068	2,082	27,720	34,099
Other comprehensive income (loss) - net	(1,454)	(94)	1,767	1,980
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	30,614	1,988	29,487	36,079
Attributable to non-controlling interests	7,665	$ 498	7,038	9,195
Telkomsel
Noncontrolling Interests
Revenue	102,372		89,039	87,506
Operating expenses	(71,819)		(59,332)	(52,356)
Other expense - net	(2,280)		(5,375)	(1,980)
Profit before income tax	28,273		24,332	33,170
Income tax expense - net	(6,418)		(5,805)	(6,931)
PROFIT FOR THE YEAR	21,855		18,527	26,239
Other comprehensive income (loss) - net	78		145	(75)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	21,933		18,672	26,164
Attributable to non-controlling interests	7,096		6,476	9,183
Dividend paid to non-controlling interest	9,267		9,784	13,204
Mitratel
Noncontrolling Interests
Revenue	8,595		7,729	6,870
Operating expenses	(4,949)		(4,567)	(4,123)
Other expense - net	(1,501)		(1,195)	(820)
Profit before income tax	2,145		1,967	1,927
Income tax expense - net	(128)		(175)	(494)
PROFIT FOR THE YEAR	2,017		1,792	1,433
Other comprehensive income (loss) - net	2		(1)	8
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	2,019		1,791	1,441
Attributable to non-controlling interests	568		504	Rp 79
Dividend paid to non-controlling interest	Rp 484		Rp 272